Net interest income - Additional information (Details) € in Millions		1 Months Ended		12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 21, 2022	Oct. 31, 2022	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 23, 2022
Net Interest Income Disclosure [Line Items]
Net interest income				€ 14,593	€ 14,000	€ 13,552
Negative interest on liabilities				887	1,487	€ 678
ECB funding rate benefit on TLTRO II programme				314	808
Funding rate, TLTRO III	0.0200	0.0150					(0.0100)
Funding rate, TLTRO III, unconditional							(0.0050)
Funding Rate, TLTRO III, conditional							(0.0050)
TLTRO Series 3
Net Interest Income Disclosure [Line Items]
Funding rate, TLTRO III			(0.0037)
TLTRO Series 4
Net Interest Income Disclosure [Line Items]
Funding rate, TLTRO III			(0.0036)
TLTRO Series 7
Net Interest Income Disclosure [Line Items]
Funding rate, TLTRO III			(0.0029)
Poland
Net Interest Income Disclosure [Line Items]
Net interest income				(343)
EU IAS 39 Carve-Out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income				836	€ 385
Without EU IAS 39 Carve-Out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income				€ 141